Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Consolidated Balance Sheets	Consolidated Balance Sheets as of December 31, 2023:
	Pre-share forward split	Adjustments	Post-share forward split
(Deficit) Equity
Number of ordinary shares – authorized	100,000,000	259,900,000,000	260,000,000,000
Number of ordinary shares – issued and outstanding	18,466	47,993,134	48,011,600
Par value	$0.001	$0.000999615	$0.000000385

Schedule of Consolidated Statements of Operations	Consolidated Statements of Operations for the year ended December 31, 2022:
	Pre-share forward split	Adjustments	Post-share forward split
Loss per share
Basic and diluted loss per ordinary share	$(418.15)	$417.99	$(0.16)

Weighted average number of shares used in computation:
Basic and diluted	16,026	41,651,574	41,667,600
Consolidated Statements of Operations for the year ended December 31, 2021:
	Pre-share forward split	Adjustments	Post-share forward split
Loss per share
Basic and diluted loss per ordinary share	$(552.96)	$552.75	$(0.21)

Weighted average number of shares used in computation:
Basic and diluted	14,770	38,387,230	38,402,000